Organization and Principal Activities - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 06, 2016
Variable Interest Entity Primary Beneficiary
Principal Activities And Reorganization [Line Items]
Proceeds from advances from consolidated entities	¥ 45,500	¥ 117,000	¥ 0
Repayment of advances to consolidated entities	20,000	42,000	¥ 0
Amount due to related party debt	¥ 193,500	¥ 168,000
Technology Consulting and Service Agreement
Principal Activities And Reorganization [Line Items]
Term of agreement termination notice period	30 days
Effective Period of Agreement	10 years